DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 14.7%
Alphabet, Inc. - Class A (a)	8,290	$ 24,016,462
Alphabet, Inc. - Class C (a)	7,036	20,359,299
Booking Holdings, Inc. (a)	5,669	13,601,235
DISH Network Corporation - Class A (a)	380,358	12,338,813
Electronic Arts, Inc.	100,594	13,268,349
Meta Platforms, Inc. - Class A (a)	41,118	13,830,039
T-Mobile US, Inc. (a)	164,824	19,116,288
Walt Disney Company (The) (a)	106,750	16,534,507
		133,064,992
Consumer Discretionary - 11.3%
Amazon.com, Inc. (a)	9,449	31,506,179
CarMax, Inc. (a)	151,983	19,792,746
Home Depot, Inc. (The)	35,678	14,806,727
MercadoLibre, Inc. (a)	7,743	10,440,661
TJX Companies, Inc. (The)	330,596	25,098,848
		101,645,161
Consumer Staples - 1.4%
Constellation Brands, Inc. - Class A	49,590	12,445,602

Energy - 2.1%
Pioneer Natural Resources Company	103,128	18,756,921

Financials - 12.1%
Aon plc - Class A	49,035	14,737,960
Berkshire Hathaway, Inc. - Class B (a)	68,270	20,412,730
Brookfield Asset Management, Inc. - Class A	542,090	32,731,394
JPMorgan Chase & Company	104,842	16,601,731
Markel Corporation (a)	20,348	25,109,432
		109,593,247
Health Care - 11.4%
Abbott Laboratories	105,732	14,880,722
Danaher Corporation	101,875	33,517,894
Illumina, Inc. (a)	22,916	8,718,163
Johnson & Johnson	123,867	21,189,928
Medtronic plc	92,610	9,580,504
UnitedHealth Group, Inc.	30,261	15,195,258
		103,082,469
Industrials - 3.8%
Honeywell International, Inc.	86,581	18,053,004

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Industrials - 3.8% (Continued)
Union Pacific Corporation	65,908	$ 16,604,203
		34,657,207
Materials - 8.6%
Air Products & Chemicals, Inc.	81,373	24,758,549
Ball Corporation	167,580	16,132,926
Martin Marietta Materials, Inc.	45,798	20,174,935
Sherwin-Williams Company (The)	46,112	16,238,802
		77,305,212
Real Estate - 2.7%
American Tower Corporation	82,369	24,092,932

Technology - 29.5%
Accenture plc - Class A	80,315	33,294,583
Adobe, Inc. (a)	50,572	28,677,358
Advanced Micro Devices, Inc. (a)	98,525	14,177,748
Apple, Inc.	174,470	30,980,638
Broadcom, Inc.	28,113	18,706,671
Mastercard, Inc. - Class A	73,459	26,395,288
Microsoft Corporation	125,765	42,297,285
Moody's Corporation	37,574	14,675,653
ServiceNow, Inc. (a)	23,684	15,373,521
Sony Group Corporation - ADR	157,462	19,903,197
Visa, Inc. - Class A	99,286	21,516,269
		265,998,211

Total Common Stocks (Cost $454,236,459)		$ 880,641,954

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $12,457,753)	12,457,753	$ 12,457,753

Total Investments at Value - 99.0% (Cost $466,694,212)		$ 893,099,707

Other Assets in Excess of Liabilities - 1.0%		8,966,727

Net Assets - 100.0%		$ 902,066,434

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 4.5%
Alphabet, Inc. - Class A (a)	6,724	$ 19,479,697
Comcast Corporation - Class A	419,594	21,118,166
		40,597,863
Consumer Discretionary - 6.0%
Cannae Holdings, Inc. (a)	489,230	17,196,434
Lowe's Companies, Inc.	64,286	16,616,645
McDonald's Corporation	75,353	20,199,879
		54,012,958
Consumer Staples - 10.0%
Bunge Ltd.	279,019	26,049,214
Coca-Cola Company (The)	227,120	13,447,775
Diageo plc - ADR	89,607	19,726,085
Philip Morris International, Inc.	195,455	18,568,225
WalMart Stores, Inc.	92,162	13,334,920
		91,126,219
Energy - 7.6%
BP plc - ADR	766,939	20,423,586
Chevron Corporation	121,084	14,209,207
Coterra Energy, Inc.	971,916	18,466,404
Enbridge, Inc.	414,682	16,205,773
		69,304,970
Financials - 20.9%
Berkshire Hathaway, Inc. - Class B (a)	82,663	24,716,237
Brookfield Asset Management, Inc. - Class A	616,582	37,229,221
Capital One Financial Corporation	123,371	17,899,899
Fairfax Financial Holdings Ltd.	42,763	21,044,955
Fidelity National Financial, Inc.	552,588	28,834,042
JPMorgan Chase & Company	133,326	21,112,172
Markel Corporation (a)	17,063	21,055,742
Truist Financial Corporation	303,800	17,787,490
		189,679,758
Health Care - 7.8%
Anthem, Inc.	34,246	15,874,391
Johnson & Johnson	176,436	30,182,907
Medtronic plc	164,167	16,983,076
Perrigo Company plc	200,488	7,798,983
		70,839,357
Industrials - 17.7%
3M Company	109,379	19,428,992
Boeing Company (The) (a)	61,469	12,374,939

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 17.7% (Continued)
Deere & Company	37,216	$ 12,760,994
L3Harris Technologies, Inc.	73,883	15,754,811
Norfolk Southern Corporation	70,618	21,023,685
TE Connectivity Ltd.	145,015	23,396,720
United Parcel Service, Inc. - Class B	124,506	26,686,616
Watsco, Inc.	93,891	29,376,616
		160,803,373
Materials - 1.4%
Newmont Corporation	210,118	13,031,518

Real Estate - 10.7%
Crown Castle International Corporation	92,736	19,357,713
Digital Realty Trust, Inc.	104,438	18,471,949
Gaming and Leisure Properties, Inc.	380,337	18,507,198
Lamar Advertising Company - Class A	192,816	23,388,581
SL Green Realty Corporation	236,989	16,992,111
		96,717,552
Technology - 7.6%
Microsoft Corporation	54,816	18,435,717
QUALCOMM, Inc.	124,508	22,768,778
Sony Group Corporation - ADR	219,286	27,717,750
		68,922,245
Utilities - 3.5%
Dominion Energy, Inc.	225,731	17,733,428
NextEra Energy, Inc.	152,862	14,271,196
		32,004,624

Total Common Stocks (Cost $600,056,746)		$ 887,040,437

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $18,767,466)	18,767,466	$ 18,767,466

Total Investments at Value - 99.8% (Cost $618,824,212)		$ 905,807,903

Other Assets in Excess of Liabilities - 0.2%		1,841,460

Net Assets - 100.0%		$ 907,649,363

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Communications - 9.1%
DISH Network Corporation - Class A (a)	1,175,074	$ 38,119,401
Take-Two Interactive Software, Inc. (a)	202,893	36,058,144
		74,177,545
Consumer Discretionary - 25.6%
Builders FirstSource, Inc. (a)	328,149	28,125,651
Cannae Holdings, Inc. (a)	1,018,253	35,791,593
CarMax, Inc. (a)	208,440	27,145,141
Etsy, Inc. (a)	95,321	20,869,580
Hilton Worldwide Holdings, Inc. (a)	121,356	18,930,322
Live Nation Entertainment, Inc. (a)	162,815	19,487,327
MercadoLibre, Inc. (a)	13,480	18,176,432
O'Reilly Automotive, Inc. (a)	55,633	39,289,694
		207,815,740
Financials - 19.1%
Brookfield Asset Management, Inc. - Class A	821,483	49,601,144
Fairfax Financial Holdings Ltd.	80,192	39,464,889
Fidelity National Financial, Inc.	516,896	26,971,633
Markel Corporation (a)	31,953	39,430,002
		155,467,668
Health Care - 2.6%
Align Technology, Inc. (a)	32,387	21,284,089

Industrials - 11.6%
Colfax Corporation (a)	523,949	24,085,936
Evoqua Water Technologies Corporation (a)	565,052	26,416,181
Watsco, Inc.	72,716	22,751,382
Xylem, Inc.	176,563	21,173,435
		94,426,934
Materials - 9.8%
Ball Corporation	216,340	20,827,052
Martin Marietta Materials, Inc.	71,088	31,315,685
Sherwin-Williams Company (The)	78,506	27,646,673
		79,789,410
Real Estate - 6.6%
American Tower Corporation	114,571	33,512,017
Lamar Advertising Company - Class A	167,029	20,260,618
		53,772,635
Technology - 8.1%
Alight, Inc. - Class A (a)	2,205,298	23,839,271
Autodesk, Inc. (a)	68,752	19,332,375

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
Technology - 8.1% (Continued)
Black Knight, Inc. (a)	276,519	$ 22,920,660
		66,092,306

Total Common Stocks (Cost $469,504,013)		$ 752,826,327

MONEY MARKET FUNDS - 7.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $60,985,018)	60,985,018	$ 60,985,018

Total Investments at Value - 100.0% (Cost $530,489,031)		$ 813,811,345

Other Assets in Excess of Liabilities - 0.0% (c)		238,908

Net Assets - 100.0%		$ 814,050,253

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 90.4%	Shares	Value
Communications - 9.5%
Liberty Latin America Ltd. - Class C (a)	1,711,576	$ 19,511,966
Shenandoah Telecommunications Company	683,147	17,420,249
Switch, Inc. - Class A	683,796	19,583,917
		56,516,132
Consumer Discretionary - 16.8%
Builders FirstSource, Inc. (a)	71,598	6,136,665
Cannae Holdings, Inc. (a)	855,613	30,074,797
Hanesbrands, Inc.	951,701	15,912,441
Monarch Casino & Resort, Inc. (a)	524,044	38,753,054
OneSpaWorld Holdings Ltd. (a)	939,026	9,409,040
		100,285,997
Consumer Staples - 7.9%
Boston Beer Company, Inc. (The) - Class A (a)	27,000	13,637,700
J & J Snack Foods Corporation	120,538	19,040,182
Seaboard Corporation	3,654	14,378,527
		47,056,409
Financials - 18.8%
Archaea Energy, Inc. - Class A (a)	300,000	5,484,000
BRP Group, Inc. - Class A (a)	534,028	19,283,751
Diamond Hill Investment Group, Inc.	80,282	15,593,173
Kinsale Capital Group, Inc.	99,108	23,576,802
Live Oak Bancshares, Inc.	159,275	13,903,115
Stewart Information Services Corporation	299,184	23,853,940
TowneBank	327,479	10,345,062
		112,039,843
Health Care - 3.4%
Perrigo Company plc	530,000	20,617,000

Industrials - 9.1%
Chart Industries, Inc. (a)	91,476	14,589,507
Colfax Corporation (a)	436,992	20,088,522
Evoqua Water Technologies Corporation (a)	416,131	19,454,125
		54,132,154
Materials - 3.5%
NewMarket Corporation	61,680	21,138,970

Real Estate - 10.4%
FRP Holdings, Inc. (a)	118,860	6,870,108
Janus International Group, Inc. (a)	1,755,844	21,983,167
Lamar Advertising Company - Class A	92,359	11,203,146

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.4% (Continued)	Shares	Value
Real Estate - 10.4% (Continued)
Radius Global Infrastructure, Inc. - Class A (a)	354,257	$ 5,703,538
SL Green Realty Corporation	225,000	16,132,500
		61,892,459
Technology - 11.0%
Alight, Inc. - Class A (a)	3,025,666	32,707,449
Avid Technology, Inc. (a)	435,000	14,167,950
Verra Mobility Corporation (a)	1,199,260	18,504,582
		65,379,981

Total Common Stocks (Cost $437,636,073)		$ 539,058,945

MONEY MARKET FUNDS - 9.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (b) (Cost $55,466,374)	55,466,374	$ 55,466,374

Total Investments at Value - 99.7% (Cost $493,102,447)		$ 594,525,319

Other Assets in Excess of Liabilities - 0.3%		1,715,823

Net Assets - 100.0%		$ 596,241,142

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2021.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCKS - 63.8%	Shares	Value
Communications - 2.3%
Alphabet, Inc. - Class A (a)	925	$ 2,679,762
Comcast Corporation - Class A	54,420	2,738,959
		5,418,721
Consumer Discretionary - 4.8%
Cannae Holdings, Inc. (a)	117,411	4,126,997
Hanesbrands, Inc.	112,905	1,887,771
Lowe's Companies, Inc.	8,846	2,286,514
McDonald's Corporation	10,246	2,746,645
		11,047,927
Consumer Staples - 6.0%
Bunge Ltd.	39,012	3,642,160
Coca-Cola Company (The)	31,604	1,871,273
Diageo plc - ADR	12,545	2,761,656
Ingredion, Inc.	13,155	1,271,299
Philip Morris International, Inc.	27,471	2,609,745
WalMart Stores, Inc.	12,557	1,816,873
		13,973,006
Energy - 6.1%
BP plc - ADR	106,338	2,831,781
Chevron Corporation	16,932	1,986,970
Coterra Energy, Inc.	132,019	2,508,361
Devon Energy Corporation	61,215	2,696,521
Enbridge, Inc.	57,275	2,238,307
Enterprise Products Partners, L.P.	87,000	1,910,520
		14,172,460
Financials - 13.9%
Berkshire Hathaway, Inc. - Class B (a)	11,473	3,430,427
Brookfield Asset Management, Inc. - Class A	84,137	5,080,192
Capital One Financial Corporation	16,976	2,463,048
Diamond Hill Investment Group, Inc.	11,715	2,275,405
Fairfax Financial Holdings Ltd.	5,756	2,832,700
Fidelity National Financial, Inc.	77,691	4,053,916
JPMorgan Chase & Company	18,345	2,904,931
Markel Corporation (a)	2,366	2,919,644
Stewart Information Services Corporation	50,417	4,019,747
Truist Financial Corporation	41,862	2,451,020
		32,431,030
Health Care - 4.9%
Anthem, Inc.	4,673	2,166,122
Johnson & Johnson	24,021	4,109,273

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.8% (Continued)	Shares	Value
Health Care - 4.9% (Continued)
Medtronic plc	22,304	$ 2,307,349
Perrigo Company plc	74,068	2,881,245
		11,463,989
Industrials - 9.5%
3M Company	15,092	2,680,792
Boeing Company (The) (a)	8,332	1,677,398
Deere & Company	5,099	1,748,396
L3Harris Technologies, Inc.	10,096	2,152,871
Norfolk Southern Corporation	9,678	2,881,238
TE Connectivity Ltd.	19,630	3,167,104
United Parcel Service, Inc. - Class B	17,565	3,764,882
Watsco, Inc.	13,056	4,084,961
		22,157,642
Materials - 1.7%
NewMarket Corporation	6,465	2,215,685
Newmont Corporation	28,611	1,774,454
		3,990,139
Real Estate - 6.4%
Crown Castle International Corporation	12,840	2,680,222
Digital Realty Trust, Inc.	13,709	2,424,711
Gaming and Leisure Properties, Inc.	53,117	2,584,673
Lamar Advertising Company - Class A	26,732	3,242,592
SL Green Realty Corporation	56,329	4,038,789
		14,970,987
Technology - 4.1%
Microsoft Corporation	7,428	2,498,185
QUALCOMM, Inc.	17,205	3,146,278
Sony Group Corporation - ADR	30,174	3,813,994
		9,458,457
Utilities - 4.1%
Brookfield Infrastructure Partners, L.P.	41,245	2,508,109
Brookfield Renewable Partners, L.P.	76,999	2,755,794
Dominion Energy, Inc.	30,720	2,413,363
NextEra Energy, Inc.	20,584	1,921,722
		9,598,988

Total Common Stocks (Cost $106,721,060)		$ 148,683,346

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.4%	Shares	Value
Utilities Select Sector SPDR Fund (The) (Cost $656,257)	13,027	$ 932,473

FIXED RATE CORPORATE BONDS - 27.4%	Par Value	Value
Communications - 3.4%
AT&T, Inc., 0.90%, due 03/25/2024	$ 2,655,000	$ 2,643,475
Comcast Corporation, 3.15%, due 02/15/2028	2,500,000	2,685,311
Walt Disney Company (The), 3.35%, due 03/24/2025	2,505,000	2,665,278
		7,994,064
Consumer Discretionary - 2.8%
Amazon.com, Inc., 1.00%, due 05/12/2026	3,250,000	3,219,880
General Motors Financial Company, Inc, 1.50%, due 06/10/2026	3,425,000	3,371,605
		6,591,485
Consumer Staples - 1.7%
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,205,169
Walmart, Inc., 1.05%, due 09/17/2026	2,835,000	2,804,842
		4,010,011
Energy - 3.6%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,200,000	2,408,765
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,500,537
MPLX, L.P., 4.13%, due 03/01/2027	3,250,000	3,557,843
		8,467,145
Financials - 1.5%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,215,509
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,390,646
		3,606,155
Health Care - 4.6%
Amgen, Inc., 2.20%, due 02/21/2027	2,400,000	2,458,113
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,746,970
McKesson Corporation, 1.30%, due 08/15/2026	2,490,000	2,431,966
Styker Corporation, 1.15%, due 06/15/2025	2,990,000	2,963,771
		10,600,820
Industrials - 2.6%
Canadian Pacific Railway Ltd., 1.35%, due 12/02/2024	3,490,000	3,494,449
John Deere Capital Corporation, 2.60%, due 03/07/2024	2,400,000	2,482,248
		5,976,697

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 27.4% (Continued)	Par Value	Value
Materials - 1.1%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	$ 2,400,000	$ 2,598,123

Real Estate - 2.8%
American Tower Corporation, 1.45%, due 09/15/2026	2,990,000	2,927,299
Public Storage, 1.50%, due 11/09/2026	3,490,000	3,483,519
		6,410,818
Technology - 2.1%
Fiserv, Inc., 3.20%, due 07/01/2026	2,325,000	2,459,586
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,400,000	2,484,429
		4,944,015
Utilities - 1.2%
Dominion Energy, Inc., 1.45%, due 04/15/2026	2,740,000	2,709,755

Total Fixed Rate Corporate Bonds (Cost $63,146,058)		$ 63,909,088

VARIABLE RATE CORPORATE BONDS (b) - 1.5%	Par Value	Value
Energy - 1.5%
BP Capital Markets plc, 0.785%, (3MO LIBOR + 65), due 09/19/2022	$ 1,750,000	$ 1,755,493
ConocoPhillips Company, 1.025%, (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,754,710
Total Variable Rate Corporate Bonds (Cost $3,506,190)		$ 3,510,203

U.S. TREASURY OBLIGATIONS- 4.1%	Par Value	Value
U.S. Treasury Notes - 4.1%
0.25%, due 06/15/2024	$ 4,500,000	$ 4,434,610
2.75%, due 06/30/2025	4,810,000	5,086,199
Total U.S. Treasury Obligations (Cost $9,297,250)		$ 9,520,809

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.01% (c) (Cost $5,686,775)	5,686,775	$ 5,686,775

Total Investments at Value - 99.6% (Cost $189,013,590)		$ 232,242,694

Other Assets in Excess of Liabilities - 0.4%		799,740

Net Assets - 100.0%		$ 233,042,434

ADR	- American Depositary Receipt.
LIBOR	- London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2021. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of December 31, 2021.